Cash and Cash Equivalents (Details) CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			$ 110,070	$ 41,953	$ 83,529	$ 17,655
Restricted cash | CAD	CAD 1,000	CAD 1,050
Money Market Funds and Term Deposits
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			$ 80,914	$ 36,065
Money Market Funds and Term Deposits | Minimum
Cash and Cash Equivalents [Line Items]
Interest rates	0.01%	0.01%
Money Market Funds and Term Deposits | Maximum
Cash and Cash Equivalents [Line Items]
Interest rates	1.00%	1.00%